Income Tax (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Income Tax [Abstract]
Schedule of Components of the Income Tax Provision

The components of the income tax provision are as follows:

	For the six months ended September 30,
	2024	2025	2025
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax	493,848	485,578	62,406
Deferred income tax	(2,339)	(3,367)	(433)

The components of the income tax provision are as follows:

	For the year ended March 31,
	2024	2025	2025
	HK$	HK$	US$
Current income tax	705,839	262,812	33,781
Deferred income tax	(6,589)	(9,078)	(1,167)
	699,250	253,734	32,614

Schedule of Reconciliation between the Provision for Income Tax

Reconciliation between the provision for income tax computed by applying the Hong Kong Profits Tax rate of 16.5% to income before income tax and the actual provision of income tax is as follows:

	For the six months ended September 30,
	2024	2025	2025
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Profit before income tax	1,297,000	(10,874,995)	(1,397654)
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income tax computed at Hong Kong Profits Tax rate	214,005	(1,794,375)	(230,612)

Reconciling items:
Tax effect of income that is not taxable	(1,216)	(3,919)	(504)
Tax effect of expenses that is not deductible	6,587	15,221	1,956
Tax effect of different tax rates in other jurisdiction	277,944	1,718,256	220,830
Over provision for pervious year	(2,811)	(5,248)	(674)
Tax concession	(3,000)	—	—
Valuation allowance	—	552,276	70,978
Income tax	491,509	482,211	61,974

Reconciliation between the provision for income tax computed by applying the Hong Kong Profits Tax rate of 16.5% to income before income tax and the actual provision of income tax is as follows:

	For the year ended March 31,
	2024	2025	2025
	HK$	HK$	US$
Profit before income tax	2,598,909	(26,582,692)	(3,416,844)
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income tax computed at Hong Kong Profits Tax rate	428,820	(4,386,145)	(563,779)

Reconciling items:
Tax effect of income that is not taxable	815,476	(3,999)	(514)
Tax effect of expenses that is not deductible	24,193	57,014	7,328
Tax effect of different tax rates in other jurisdiction	(495,059)	2,832,350	364,060
Over provision for pervious year	(71,241)	(138,766)	(17,836)
Tax concession	(3,000)	(3,000)	(386)
Valuation allowance	—	1,896,278	243,741
Others	61	2	—
Income tax	699,250	253,734	32,614

Schedule of Deferred Tax Assets and Liabilities

The Company measures deferred tax liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax assets and liabilities are as follows:

	March 31, 2025	September 30, 2025	September 30, 2025
	HK$	HK$	US$
		(Unaudited)	(Unaudited)
Deferred tax assets
Impairment loss on accounts receivable	54,456	—	—
Impairment loss on prepayments	1,747,994	—	—
Net operation loss carrying forward	93,828	552,276	70,978
Total deferred tax assets, net	1,896,278	—	—
Less: valuation allowance	(1,896,278)	(552,276)	(70,978)
Deferred tax assets, net	—	—	—

	March 31, 2025	September 30, 2025	September 30, 2025
	HK$	HK$	US$
		(Unaudited)	(Unaudited)
Deferred tax liabilities
Depreciation of property and equipment	(23,684)	(20,317)	(2,611)

The Company measures deferred tax liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax assets and liabilities are as follows:

	For the years ended March 31,
	2024	2025	2025
	HK$	HK$	US$
Deferred tax assets
Impairment loss on accounts receivable		54,456	7,000
Impairment loss on prepayments		1,747,994	224,681
Net operation loss carrying forward	—	93,828	11,982
Total deferred tax assets, net	—	1,896,278	243,741
Less: valuation allowance	—	(1,896,278)	(243,741)
Deferred tax assets, net	—	—	—

	For the years ended March 31,
	2024	2025	2025
	HK$	HK$	US$
Deferred tax liabilities
Depreciation of property and equipment	(32,762)	(23,684)	(3,044)